Shareholders' Equity (Intrinsic Value of Stock Options) (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Aggregate intrinsic value of options outstanding	$ 9,175	$ 4,283
Aggregate intrinsic value of options exercisable	1,759	1,777
Total intrinsic value of options exercised	$ 4,194	$ 1,166